Equity Method and Other Investments - Investments (Details) - USD ($) $ in Millions	1 Months Ended				12 Months Ended
	Sep. 30, 2022	Feb. 28, 2022	Apr. 30, 2021	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 29, 2021	Mar. 31, 2021	Oct. 02, 2020
Schedule Of Equity Method And Other Investments [Line Items]
Total equity method and other investments, carrying value					$ 63.0	$ 200.0
Total equity method and other investments, cost basis					181.0
IndiaCo
Schedule Of Equity Method And Other Investments [Line Items]
Management fee income					7.0	6.0	$ 2.0
IndiaCo
Schedule Of Equity Method And Other Investments [Line Items]
Equity method investment, carrying value					29.0	34.0
Equity method investment, cost basis					$ 105.0
Ownership percentage					27.50%
Credit loss					$ 1.0	(19.0)	(44.0)
Unrealized gain (loss) on available-for-sale securities					$ 3.0	$ (2.0)	3.0
Guaranty, shares pledged (in shares)					8,467,347
Guaranty, shares pledged, percentage					14.70%
Guarantees					$ 0.4
IndiaCo | Unfunded Loan Commitment
Schedule Of Equity Method And Other Investments [Line Items]
Commitment									$ 15.0
IndiaCo | 2020 Debentures
Schedule Of Equity Method And Other Investments [Line Items]
Convertible notes receivable				$ 100.0
Payments for notes receivable			$ 15.0	$ 85.0
Notes receivable, term					10 years
Notes receivable, conversion period					18 months
Conversion of notes receivable to investment (in shares)					12,397,510
IndiaCo | Other Convertible Debentures
Schedule Of Equity Method And Other Investments [Line Items]
Note receivable interest rate						0.001%
Note receivable						$ 5.0
Notes receivable, term						10 years
Conversion of notes receivable to investment (in shares)					3,375,000
IndiaCo | Interest Rate Period One | 2020 Debentures
Schedule Of Equity Method And Other Investments [Line Items]
Note receivable interest rate					12.50%
Notes receivable, interest payment period					18 months
IndiaCo | Interest Rate Period Two | 2020 Debentures
Schedule Of Equity Method And Other Investments [Line Items]
Note receivable interest rate					0.001%
WPI Fund
Schedule Of Equity Method And Other Investments [Line Items]
Equity method investment, carrying value					$ 25.0	$ 93.0
Equity method investment, cost basis					$ 36.0
Ownership percentage					8.00%
WPI Fund | WeCap Holdings Partnership | General partner
Schedule Of Equity Method And Other Investments [Line Items]
Ownership percentage					0.50%
WPI Fund | Wholly Owned Subsidiary of WeCap Investment Group | Limited partner
Schedule Of Equity Method And Other Investments [Line Items]
Ownership percentage					8.00%
Investments held by WeCap Holdings Partnership
Schedule Of Equity Method And Other Investments [Line Items]
Equity method investment, carrying value					$ 4.0	72.0
Equity method investment, cost basis					5.0
Consideration from sale	$ 46.0
Gain on sale of equity method investment	$ 0.1
ChinaCo
Schedule Of Equity Method And Other Investments [Line Items]
Equity method investment, carrying value					0.0	0.0	$ 29.0		$ 0.0	$ 26.0
Equity method investment, cost basis					$ 29.0
Ownership percentage					19.70%		21.60%	19.70%		21.60%
Other
Schedule Of Equity Method And Other Investments [Line Items]
Various, carrying value					$ 5.0	$ 1.0
Various, cost basis					6.0
DSQ
Schedule Of Equity Method And Other Investments [Line Items]
Note receivable interest rate						5.77%
Note receivable						$ 43.0
Impairment					$ 6.0
DSQ | WeCap Holdings Partnership
Schedule Of Equity Method And Other Investments [Line Items]
Ownership percentage					10.00%
ARK Master Fund | WeCap Holdings Partnership | General and Limited Partner
Schedule Of Equity Method And Other Investments [Line Items]
Ownership percentage					2.00%
Upflex
Schedule Of Equity Method And Other Investments [Line Items]
Purchase price of investment		$ 5.0
Other investment ownership percentage		5.38%